LEASE OBLIGATIONS - Summary of future minimum lease payments relating to the right-of-use assets (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	$ 33,181
2024
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	765
2025
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	765
2026
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	764
2027
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	472
2028
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	256
2029 and thereafter
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	$ 30,159